Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 11,800	$ 233,600	$ 340,100	$ 357,700	$ 401,000	$ 145,800
Cost of revenues	10,570	18,243	22,208	24,733	28,072
Gross profit	1,230	215,357	317,892	332,967	372,928	145,800
Operating Expenses:
Research and development	2,594,750	1,453,363	7,467,532	5,004,794	5,348,709	4,034,591
General and administrative	1,115,491	1,048,987	4,672,192	4,193,225	6,579,413	11,331,983
Total Operating Expenses	3,710,241	2,502,350	12,139,724	9,198,019	11,928,122	15,366,574
Loss From Operations	(3,709,011)	(2,286,993)	(11,821,832)	(8,865,052)	(11,555,194)	(15,220,774)
Other Income:
Interest income	57,740	158,547	231,621	497,089	616,077	552,293
Grant income						83,333
Other income	930	566	3,336	150,498	150,850	169,664
Gain on exchange of warrants				1,711,698	1,711,698
Change in fair value of warrant liabilities	612,064	1,036,464	552,536	(837,466)	97,188	3,997,780
Total Other Income	670,734	1,195,577	787,493	1,521,819	2,575,813	4,803,070
Net Loss	$ (3,038,277)	$ (1,091,416)	$ (11,034,339)	$ (7,343,233)	$ (8,979,381)	$ (10,417,704)
Net Loss Per Share - Basic	$ (0.33)	$ (0.13)	$ (1.26)	$ (0.96)	$ (1.16)	$ (2.47)
Net Loss Per Share - Diluted	$ (0.33)	$ (0.13)	$ (1.26)	$ (0.96)	$ (1.16)	$ (2.47)
Weighted Average Common Shares Outstanding - Basic	9,116,172	8,121,499	8,742,085	7,643,437	7,763,932	4,218,347
Weighted Average Common Shares Outstanding - Diluted	9,116,172	8,121,499	8,742,085	7,643,437	7,763,932	4,218,347